General information, statement of compliance and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2022
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Disclosure of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2022:

Amendments to IFRS 3	Conceptual framework
Amendments to IAS 37	Onerous contracts
Amendments to IAS 16	Proceeds before intended use